Income Taxes (Tables)	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Components of Income (Loss) Before Income Taxes
The components of loss before income taxes are as follows (dollars in thousands):

	Year Ended September 30,
	2015	2014	2013
Domestic	$(196,925)	$(224,968)	$(208,592)
Foreign	116,453	69,948	111,912
Loss before income taxes	$(80,472)	$(155,020)	$(96,680)

Components of Benefit from Income Taxes
The components of the provision (benefit) for income taxes are as follows (dollars in thousands):

	Year Ended September 30,
	2015	2014	2013
Current:
Federal	$82	$(301)	$—
State	982	729	1,293
Foreign	16,784	17,067	19,737
	17,848	17,495	21,030
Deferred:
Federal	15,694	(16,147)	2,759
State	3,278	(720)	176
Foreign	(2,282)	(5,305)	(5,407)
	16,690	(22,172)	(2,472)
Provision (benefit) for income taxes	$34,538	$(4,677)	$18,558
Effective income tax rate	(42.9)%	3.0%	(19.2)%

Reconciliation of Effective Tax Rate to Statutory Federal Rate
The provision (benefit) for income taxes differed from the amount computed by applying the federal statutory rate to our loss before income taxes as follows (dollars in thousands):

	2015	2014	2013
Federal tax benefit at statutory rate	$(28,165)	$(54,129)	$(33,838)
State tax provision (benefit), net of federal benefit	3,278	416	(3,900)
Foreign tax rate and other foreign related tax items	(30,765)	(14,811)	1,086
Stock-based compensation	10,734	11,254	8,816
Non-deductible expenditures	(162)	1,630	1,723
Change in U.S. and foreign valuation allowance	71,238	46,273	35,958
Executive compensation	3,873	1,886	3,517
Other	4,507	2,804	5,196
Provision (benefit) for income taxes	$34,538	$(4,677)	$18,558

Deferred Tax Assets (Liabilities)
Deferred tax assets (liabilities) consist of the following at September 30, 2015 and 2014 (dollars in thousands):

	2015	2014
Deferred tax assets:
Net operating loss carryforwards	$279,624	$287,228
Federal and state credit carryforwards	34,942	31,614
Accrued expenses and other reserves	50,202	51,949
Difference in timing of revenue related items	33,489	—
Deferred compensation	38,832	45,284
Capitalized research and development costs	3,529	3,415
Other	13,582	7,341
Total deferred tax assets	454,200	426,831
Valuation allowance for deferred tax assets	(241,782)	(192,929)
Net deferred tax assets	212,418	233,902
Deferred tax liabilities:
Difference in timing of revenue related items	—	(130)
Depreciation	(31,621)	(22,528)
Convertible debt	(39,935)	(35,729)
Acquired intangibles	(228,799)	(256,227)
Net deferred tax liabilities	$(87,937)	$(80,712)
Reported as:
Other assets	$16,845	$12,415
Long-term deferred tax liabilities	(104,782)	(93,127)
Net deferred tax liabilities	$(87,937)	$(80,712)

Aggregate Changes in Balance of Gross Unrecognized Tax Benefits
The aggregate changes in the balance of our gross unrecognized tax benefits were as follows (dollars in thousands):

	September 30,
	2015	2014
Balance at beginning of year	$21,234	$19,617
Increases for tax positions taken during current period	2,935	1,137
Increases for interest and penalty charges	574	913
Decreases for tax settlements and lapse in statutes	(2,559)	(433)
Balance at end of year	$22,184	$21,234